Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss Per Share
Note 16. Loss Per Share
The Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding (incl. warrants issued to the NFL), net of weighted average treasury stock outstanding, during periods with undistributed losses. Additionally, the B Shares, issued in connection with the License Agreement (defined below), are not included in the loss per share calculations below as they are non-participating
securities with no rights to dividends or distributions. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders was the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.

The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2023, 2022 and 2021 is as follows (in thousands except share and per share data):

	Year ended December 31,
	2023	2022	2021
Net loss – basic and diluted	$(85,534)	$(181,636)	$(592,753)
Preferred share accretion	—	—	(11,327)

Net loss attributable to common stockholders – basic and diluted	$(85,534)	$(181,636)	$(604,080)
Basic and diluted weighted average common stock outstanding	208,121,980	198,939,079	150,912,333
Adjustment for warrants issued to NFL to purchase common stock	17,760,274	14,452,055	8,476,027

Adjusted basic and diluted weighted average common stock outstanding	225,882,254	213,391,134	159,388,360

Loss per share attributable to common stockholders – basic and diluted	$(0.38)	$(0.85)	$(3.79)

The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year ended December 31,
	2023	2022	2021
Stock options to purchase common stock	117,529	357,945	436,238
Unvested restricted shares	1,757,495	3,417,484	8,889,155
Public and private placement warrants to purchase common stock	—	7,668,280	7,668,381
Unvested equity-settled restricted share units	5,162,177	2,719,136	—
Unvested equity-settled performance-based restricted share units	9,550,502	1,849,942	—

Total	16,587,703	16,012,787	16,993,774